UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds
(Exact name of registrant as specified in charter)

305 Spindrift Drive, Williamsville, NY 14221
(Address of principal executive offices) (Zip code)

Daniel Neiman
305 Spindrift Drive, Williamsville, NY 14221
(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 336-0832

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

ADVISORS CAPITAL FUNDS

ADVISORS CAPITAL US DIVIDEND FUND
Ticker ACUSX

ADVISORS CAPITAL SMALL/MID CAP FUND
Ticker ACSMX

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Ticker ACTIX

ANNUAL REPORT

September 30, 2022

Table of Contents

ADVISORS CAPITAL FUNDS
Shareholder Report	2
Sector Allocation	5
Performance Information	7
Schedules of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	19
NOTES TO FINANCIAL STATEMENTS	22
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	27
DISCLOSURE OF EXPENSES	28
ADDITIONAL INFORMATION	30
TRUSTEES & OFFICERS	31

2022 Annual Report 1

     Shareholder Report
Advisors Capital US Dividend Fund
September 30, 2022

Dear Shareholders:

The Advisors Capital Funds (“AC Funds”) commenced operations on March 19, 2021. The accompanying annual report covers the time frame from October 1st, 2021 to September 30, 2022.

As of the end of the current fiscal year, the Fund had total net assets of approximately $76.4 million. The Fund had a total return for the fiscal year of -20.53% . The Fund’s benchmark, the S&P 500 had a total return of -15.47% for the same time period.

Management attributes the Fund’s performance to a variety of factors. The Fund seeks to invest long term in attractively valued, conservatively structured, dynamic companies with growing free cash flow, focusing on companies that pay cash dividends or return capital to shareholders through other means. Selected companies will typically have stronger balance sheets, better profitability and lower earnings volatility relative to peers. The Fund is actively managed and although each investment has an intended two to four year time frame, companies may be held longer if fundamentals remain favorable, or sold earlier if fundamentals weaken. The S&P 500 is a passive basket of 500 stocks, and it is generally believed that the Index is a good indicator of the performance of the entire stock market in general. We continue to be encouraged by the free cash flow growth of the companies in the portfolio as well as the ability of many of the companies to increase their dividends and buy back significant amounts of stock.

We also focus on companies that have a competitive advantage in their space and try to avoid companies who are in extremely competitive businesses. The companies in the portfolio are typically one of the three largest in their area of focus and tend to have size advantages against their smaller competitors. These companies should perform well in the slowing economic environment that we anticipate is ahead of us. They also often have opportunities to consolidate their industries with acquisitions of smaller players. We made a number of changes in the portfolio in the first half of the year to prepare for higher inflation and a slowing economy and we feel the portfolio is well positioned for this environment.

Thank you for your investment in the AC Funds US Dividend Fund. We will continue to focus on the fundamentals of our strategy to seek long term capital appreciation over time.

Kenneth Deane, President

AC Funds, LLC

Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-247-3841.

The Advisors Capital Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-888-247-3841. Distributed by Arbor Court Capital, LLC–Broadview Heights, OH 44147.

2022 Annual Report 2

     Shareholder Report
Advisors Capital Small/Mid Cap Fund
September 30, 2022

Dear Shareholders:

The AC Funds commenced operations on March 19, 2021. The accompanying annual report covers the time frame from October 1, 2021 to September 30, 2022.

As of the end of the current fiscal year, the Fund had total net assets of approximately $39.6 million. The Fund had a total return for the fiscal year of -29.39% . The Fund’s benchmark, the Russell 2500 had a total return of -21.11% for the same time period.

Management attributes the Fund’s performance to a variety of factors. The Fund seeks to invest long term in attractively valued, conservatively structured, dynamic companies with growing free cash flow. By focusing on companies that typically focus on one business and exhibit dominance within a specialized niche, the selected companies will generally have higher market share, exercise more pricing power, have better operating profit margins and exhibit superior profitability metrics relative to peers over the full market cycle. The Fund is actively managed and management continually reviews the companies held to confirm that each stock continues to hold promise for future appreciation.

Falling each of the calendar quarters through Q3 2022, the Russell 2500 Index has now registered quarterly losses in four out of the last five quarters. The Russell 2500 is down 24.01% year-to-date through September 30th. This return masks some of the carnage with 885 stocks in the index plunging 40% or more year-to-date. The market showed greater-than-average volatility over the quarter. The market continues to struggle with macro issues of inflation and rising interest rates as well as the perception of a slowing economy in later 2022 and early 2023. Many of our higher-quality, smaller-sized companies have seen their share prices weaken substantially with their price declines driven by investor panic and despair. Ultimately, however, this bear market will end, and given the strong fundamentals of the investments in our portfolio we look for their share prices to respond as their longer-term earnings power is recognized.

While many investors are shunning small cap stocks in this turbulent environment, the data shows that since 1930, small company equities are one of the best inflation hedges, outpacing inflation in every decade and handily beating large cap equities, bonds, cash, and real estate in periods of inflation greater than 5%. Faster growing smaller-sized companies provide the best opportunity for investors to increase their purchasing power. Further, the overall lower debt profile of our investment portfolio provides greater staying power or lower insolvency risk and less sensitivity to rising interest rates in this more challenging economic environment.

We believe the market is starting to recognize and appreciate business models with more innovation and greater dynamism. As the interest rate hiking cycle nears its end, we believe these characteristics will take on greater importance as the market moves away from its hyper-concern about macro-oriented headwinds.

In this environment of elevated rising price pressures, we believe this Small/Mid Cap portfolio is ideally positioned. Focused on smaller, faster-growth companies with more disruptive business models, the portfolio should perform well in the upcoming market cycle.

Thank you for your investment in the AC Funds Small/Midcap Fund. We will continue to focus on the fundamentals of our strategy to target the higher risk/reward expectations of small/mid cap companies over time.

Kenneth Deane, President

AC Funds, LLC

Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-247-3841.

The Advisors Capital Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-888-247-3841. Distributed by Arbor Court Capital, LLC–Broadview Heights, OH 44147.

2022 Annual Report 3

Shareholder Report
Advisors Capital Tactical Fixed Income Fund
September 30, 2022

Dear Shareholders:

The AC Funds commenced operations on March 19, 2021. The accompanying annual report covers the time frame from October 1, 2021 to September 30, 2022.

As of the end of the current fiscal year, the Fund had total net assets of approximately $40.7 million. The Fund had a total return for the fiscal year of -12.41% . The Fund’s benchmark, the Bloomberg US Intermediate Corporate Index had a total return of -12.30% for the same time period.

Management attributes the Fund’s performance to a variety of factors. The Fund seeks to invest in fixed-income securities through ETFs that invest in fixed or floating rate debt instruments (including preferreds). The Fund uses an opportunistic and unconstrained investment strategy to access what it believes to be the most attractive total return opportunities based upon prevailing market conditions. The Fund is actively managed and management continually reviews the spectrum of ETFs to confirm that the selected holdings continue to hold promise for future appreciation in current market conditions. The Bloomberg US Intermediate Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 and 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers. Interest rates have risen substantially in 2022 due to high levels of inflation and the corresponding actions of the Federal Reserve to address such inflation. The yield on the 10-year Treasury, has more than doubled in 2022 from ~1.5% to above 3.8% at the end of 3Q ’22, and the Federal Reserve raised its key policy tool, the overnight Federal Funds Rate, from near zero to 3.00% -3.25% . Additionally, the market is pricing in another ~1.25% -1.50% of cumulative rate hikes, which would take the Fed Funds rate to approximately 4.50%, by March 2023. As always, the Fed remains data dependent and changes to the inflationary or economic outlook could significantly alter the Fed's actions. And if this didn’t create enough challenges for fixed income investors, simultaneous with rates rising, credit spreads widened significantly on greater macroeconomic concerns caused by the remedies needed to combat high inflation, the invasion of Ukraine, and geopolitical uncertainty. The rapid rise in interest rates and the significant widening in credit spreads in 2022 have been unusually severe and explain the sharp declines in many areas of the fixed income market.

While the year-to-date fixed income price declines have been painful, such an environment creates opportunity. We are maintaining a relatively short duration in the Fund to reduce the overall volatility that we have seen in this market.

Thank you for your investment in the AC Funds Tactical Fixed Income Fund. We will continue to focus on the fundamentals of our strategy to seek total return with capital preservation over time.

Kenneth Deane, President AC Funds, LLC

Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-247-3841.

The Advisors Capital Funds’ prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling 1-888-247-3841. Distributed by Arbor Court Capital, LLC–Broadview Heights, OH 44147.

2022 Annual Report 4

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL US DIVIDEND FUND
Sector Allocation as of September 30, 2022
(As a Percentage of Net Assets Held)

ADVISORS CAPITAL SMALL/MID CAP FUND
Sector Allocation as of September 30, 2022
(As a Percentage of Net Assets Held)

2022 Annual Report 5

Advisors Capital Funds (Unaudited)

ADVISORS CAPITAL TACTICAL FIXED INCOME FUND
Sector Allocation as of September 30, 2022
(As a Percentage of Net Assets Held)

2022 Annual Report 6

Advisors Capital US Dividend Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF SEPTEMBER 30, 2022

September 30, 2022 NAV $8.44

		Since
	1 Year(A)	Inception(A)
Advisors Capital US Dividend Fund	-20.53%	-10.47%
S&P 500® Index (B)	-15.47%	-4.14%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 1.94%

The Fund’s expense ratio for the year ended September 30, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the Annual Fund Operation Expense Ratio reflects a reduction in 12b-1 fees which occurred during the year. See Note 5.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital US Dividend Fund commenced investment operations on March 19, 2021.

(B) The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Annual Report 7

Advisors Capital Small/Mid Cap Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF SEPTEMBER 30, 2022

September 30, 2022 NAV $7.40

		Since
	1 Year(A)	Inception(A)
Advisors Capital Small/Mid Cap Fund	-29.39%	-17.83%
Russell 2500TM Index (B)	-21.11%	-13.75%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 1.94%

The Fund’s expense ratio for the year ended September 30, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the Annual Fund Operation Expense Ratio reflects a reduction in 12b-1 fees which occurred during the year. See Note 5.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Small/Mid Cap Fund commenced investment operations on March 19, 2021.

(B) The Russell 2500TM Index is an unmanaged market capitalization-weighted index measuring the performance of the 2,500 smallest companies in the Russell 3000 Index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Annual Report 8

Advisors Capital Tactical Fixed Income Fund (Unaudited)

PERFORMANCE INFORMATION

TOTAL RETURNS AS OF SEPTEMBER 30, 2022

September 30, 2022 NAV $8.86

		Since
	1 Year(A)	Inception(A)
Advisors Capital Tactical Fixed Income Fund	-12.41%	-7.32%
Bloomberg US Intermediate Corporate Bond Index (B)	-12.30%	-7.03%

Annual Fund Operating Expense Ratio (from 1/28/2022 Prospectus): 2.09%

The Fund’s expense ratio for the year ended September 30, 2022, can be found in the financial highlights included within this report. The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds. Additionally, the Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratio in the Fund’s financial highlights because the Annual Fund Operation Expense Ratio reflects a reduction in 12b-1 fees which occurred during the year. See Note 5.

(A) 1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Advisors Capital Tactical Fixed Income Fund commenced investment operations on March 19, 2021.

(B) The Bloomberg US Intermediate Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 and 9.9999 years. It includes USD denominated securities publicly issued by US and non-US industrial, utility, and financial issuers

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-247-3841. AN INVESTMENT IN THE FUND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. THE FUND'S DISTRIBUTOR IS ARBOR COURT CAPITAL, LLC.

2022 Annual Report 9

Advisors Capital US Dividend Fund

	Schedule of Investments
	September 30, 2022
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Aircraft Engines & Engine Parts
9,000 Honeywell International Inc.	$1,502,730	1.97%
Auto Controls for Regulating Residential & Commercial Environments
5,200 Trane Technologies PLC (Ireland)	753,012	0.99%
Ball & Roller Bearings
13,500 The Timken Company	797,040	1.04%
Electromedical & Electrotherapeutic Apparatus
20,800 Medtronic PLC (Ireland)	1,679,600	2.20%
Electronic Computers
26,700 Apple Inc.	3,689,940	4.83%
Farm Machinery & Equipment
4,600 Deere & Company	1,535,894	2.01%
Guided Missiles & Space Vehicles & Parts
5,000 Lockheed Martin Corporation	1,931,450	2.53%
Industrial Inorganic Chemicals
4,900 Air Products and Chemicals, Inc.	1,140,377	1.49%
Insurance Agents, Brokers & Service
5,700 Aon PLC - Class A (Ireland)	1,526,859	2.00%
Investment Advice
25,300 Blackstone Inc.	2,117,610	2.77%
Measuring & Controlling Devices, NEC
4,200 Thermo Fisher Scientific Inc.	2,130,198	2.79%
Miscellaneous Food Preparations & Kindred Products
67,700 Utz Brands, Inc. - Class A	1,022,270	1.34%
Miscellaneous Industrial & Commercial Machinery & Equipment
11,400 Eaton Corporation PLC (Ireland)	1,520,304	1.99%
National Commercial Banks
16,000 JPMorgan Chase & Co.	1,672,000
35,000 Truist Financial Corporation	1,523,900
33,500 Wells Fargo & Company	1,347,370
	4,543,270	5.95%
Natural Gas Transmission
53,500 The Williams Companies, Inc.	1,531,705	2.00%
Orthopedic, Prosthetic & Surgical Appliances & Supplies
9,100 STERIS PLC (Ireland)	1,513,148	1.98%
Perfumes, Cosmetics & Other Toilet Preparations
5,900 The Estée Lauder Companies Inc. - Class A	1,273,810	1.67%
Petroleum Refining
14,600 Chevron Corporation	2,097,582	2.74%
Pharmaceutical Preparations
18,000 Abbott Laboratories	1,741,680
15,500 Johnson & Johnson	2,532,080
13,000 Zoetis Inc. - Class A	1,927,770
	6,201,530	8.12%
Radio & TV Broadcasting & Communications Equipment
12,600 QUALCOMM Incorporated	1,423,548	1.86%
Retail - Auto & Home Supply Stores
8,200 Advance Auto Parts, Inc.	1,281,988	1.67%
Retail - Drug Stores & Proprietary Stores
15,800 CVS Health Corporation	1,506,846	1.97%
Retail - Lumber & Other Building Materials Dealers
10,300 The Home Depot, Inc.	2,842,182	3.72%

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 10

Advisors Capital US Dividend Fund

	Schedule of Investments
	September 30, 2022
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Retail - Variety Stores
2,400 Costco Wholesale Corp.	$1,133,448
12,400 Target Corporation	1,840,036
	2,973,484	3.89%
Security & Commodity Brokers, Dealers, Exchanges & Services
7,900 CME Group Inc.	1,399,327	1.83%
Security Brokers, Dealers & Flotation Companies
3,200 BlackRock, Inc.	1,760,896	2.30%
Semiconductors & Related Devices
4,100 Broadcom Inc.	1,820,441
11,300 Texas Instruments Incorporated	1,749,014
	3,569,455	4.67%
Services - Amusements & Recreation Services
31,200 Warner Music Group Corporation - Class A	724,152	0.95%
Services - Business Services, NEC
9,500 Accenture PLC - Class A (Ireland)	2,444,350
5,900 MasterCard Incorporated - Class A	1,677,606
	4,121,956	5.39%
Services - Miscellaneous Amusement & Recreation
11,400 The Walt Disney Company *	1,075,362	1.41%
Services - Computer Programming, Data Processing, Etc.
29,100 Alphabet, Inc. - Class A *	2,783,415
8,300 Meta Platforms, Inc. - Class A *	1,126,144
	3,909,559	5.12%
Services - Prepackaged Software
4,100 Adobe, Inc. *	1,128,320
19,500 Microsoft Corporation	4,541,550
	5,669,870	7.42%
Wholesale - Electronic Parts & Equipment, NEC
13,500 TE Connectivity Ltd. (Switzerland)	1,489,860	1.95%
Wholesale - Miscellaneous Durable Goods
3,000 Pool Corporation	954,630	1.25%
Total for Common Stocks (Cost - $86,796,318)	73,211,444	95.81%
REAL ESTATE INVESTMENT TRUSTS
14,200 Prologis, Inc.	1,442,720
30,300 STORE Capital Corporation	949,299
Total for Real Estate Investment Trusts (Cost $2,774,089)	2,392,019	3.13%
MONEY MARKET FUNDS
1,050,645 Fidelity Investments Money Market Government Portfolio -	1,050,645	1.37%
Class I 2.74% **
Total for Money Market Funds (Cost $1,050,645)
Total Investments (Cost - $90,621,052)	76,654,108	100.31%
Liabilities in Excess of Other Assets	(235,075)	-0.31%
Net Assets	$76,419,033	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at September 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 11

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	September 30, 2022
Shares	Fair Value	% of Net Assets

COMMON STOCKS
Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
15,500 Owens Corning	$1,218,455	3.07%
Ball & Roller Bearings
11,000 RBC Bearings Incorporated *	2,285,910
22,100 The Timken Company	1,304,784
	3,590,694	9.06%
Glass Containers
66,400 Stevanato Group S.p.A. * (Italy)	1,124,816	2.84%
Investment Advice
7,900 Evercore Inc. - Class A	649,775
25,300 PJT Partners Inc. - Class A	1,690,546
	2,340,321	5.90%
Laboratory Analytical Instruments
75,200 Avantor, Inc. *	1,473,920	3.72%
Miscellaneous Food Preparations & Kindred Products
61,200 Utz Brands, Inc. - Class A	924,120	2.33%
National Commercial Banks
49,900 Evans Bancorp, Inc.	1,828,835	4.61%
Pharmaceutical Preparations
28,000 Catalent, Inc. *	2,026,080
37,600 Cryoport, Inc. *	915,936
	2,942,016	7.42%
Real Estate Agents & Managers (For Others)
6,510 FirstService Corporation (Canada)	774,755
9,500 Jones Lang LaSalle Incorporated *	1,435,165
	2,209,920	5.57%
Retail - Auto Dealers & Gasoline Stations
6,700 Casey's General Stores, Inc.	1,356,884	3.42%
Retail - Eating & Drinking Places
44,200 Cannae Holdings, Inc. *	913,172	2.30%
Security Brokers, Dealers & Flotation Companies
53,600 Virtu Financial, Inc. - Class A	1,113,272	2.81%
Services - Business Services, NEC
26,400 Accolade, Inc. *	301,488	0.76%
Services - Management Consulting Services
6,300 FTI Consulting, Inc. *	1,043,973	2.63%
Services - Medical Laboratories
14,900 Castle Biosciences, Inc. *	388,592
47,600 Exagen Inc. *	128,996
	517,588	1.31%
Services - Miscellaneous Amusement & Recreation
4,500 Madison Square Garden Sports Corp. - Class A *	614,970	1.55%
Services - Prepackaged Software
29,300 Bentley Systems, Incorporated - Class B	896,287
20,800 BlackLine, Inc. *	1,245,920
16,600 Guidewire Software, Inc. *	1,022,228
24,500 nCino, Inc. *	835,695
24,600 Procore Technologies, Inc. *	1,217,208
12,000 Q2 Holdings, Inc. *	386,400
	5,603,738	14.13%
State Commercial Banks
66,500 Coastal Financial Corporation *	2,642,710	6.66%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 12

Advisors Capital Small/Mid Cap Fund

	Schedule of Investments
	September 30, 2022
Shares	Fair Value	% of Net Assets
COMMON STOCKS
Surgical & Medical Instruments & Apparatus
23,200 AtriCure, Inc. *	$907,120	2.29%
Television Broadcasting Stations
27,200 The Liberty Braves Group - Series C *	748,000	1.89%
Title Insurance
20,200 First American Financial Corporation	931,220	2.35%
Transportation Services
20,600 GXO Logistics, Inc. *	722,236	1.82%
Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,600 Watsco, Inc.	1,699,236	4.29%
Wholesale - Miscellaneous Durable Goods
5,800 Pool Corporation	1,845,618	4.65%
Total for Common Stocks (Cost - $47,656,084)	38,614,322	97.38%
MONEY MARKET FUNDS
1,322,825 Fidelity Investments Money Market Government Portfolio -	1,322,825	3.34%
Class I 2.74% **
Total for Money Market Funds (Cost $1,322,825)
Total Investments (Cost - $48,978,909)	39,937,147	100.72%
Liabilities in Excess of Other Assets	(285,464)	-0.72%
Net Assets	$39,651,683	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at September 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 13

Advisors Capital Tactical Fixed Income Fund

	Schedule of Investments
	September 30, 2022
Shares	Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS
Fixed Income
185,900 Invesco BulletShares 2026 Corporate Bond ETF	$3,465,176
279,300 Invesco Variable Rate Preferred ETF	6,116,670
88,300 iShares CMBS ETF	4,048,555
166,800 iShares iBonds Dec 2025 Term Corporate ETF	4,024,884
89,100 iShares iBonds Dec 2027 Term Corporate ETF	2,049,300
46,500 iShares Interest Rate Hedged Corporate Bond ETF	4,126,410
51,200 iShares 0-5 Year High Yield Corporate Bond ETF	2,044,928
42,200 iShares 0-5 Year TIPS Bond ETF	4,055,842
85,700 SPDR® Bloomberg Short Term High Yield Bond ETF	2,037,946
261,100 SPDR® Portfolio Intermediate Term Corporate Bond ETF	8,177,652
Total for Exchange Traded Funds (Cost - $42,651,141)	40,147,363	98.46%
MONEY MARKET FUNDS
941,122 Fidelity Investments Money Market Government Portfolio -	941,122	2.31%
Class I 2.74% **
Total for Money Market Funds (Cost $941,122)

Total Investments (Cost - $43,592,263)	41,088,485	100.77%
Liabilities in Excess of Other Assets	(315,447)	-0.77%
Net Assets	$40,773,038	100.00%

** The rate shown represents the 7-day yield at September 30, 2022. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 14

Advisors Capital Funds

Statements of Assets and Liabilities	US Dividend	Small/Mid
September 30, 2022	Fund	Cap Fund

Assets:
Investment at Fair Value*	$76,654,108	$39,937,147
Cash	3,149	-
Receivable for Fund Shares Sold	70,292	355
Dividends Receivable	36,592	36,057
Total Assets	76,764,141	39,973,559
Liabilities:
Payable for Securities Purchased	170,487	246,194
Management Fees Payable	107,724	54,472
Distribution Fees Payable	66,897	21,210
Total Liabilities	345,108	321,876
Net Assets	$76,419,033	$39,651,683
Net Assets Consist of:
Paid In Capital	$92,993,746	$49,866,103
Total Accumulated Deficit	(16,574,713)	(10,214,420)
Net Assets	$76,419,033	$39,651,683

Net Asset Value, Offering Price and Redemption Price per Share	$8.44	$7.40

* Investments at Identified Cost	$90,621,052	$48,978,909

Shares Outstanding (Unlimited number of shares	9,052,650	5,354,856
authorized without par value)

Statements of Operations
For the fiscal year ended September 30, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0 and $747, respectively)	$827,897	$207,235
Total Investment Income	827,897	207,235
Expenses:
Management Fees (Note 4)	845,489	416,910
Distribution Fees (Note 5)	130,993	64,703
Total Expenses	976,482	481,613

Net Investment Loss	(148,585)	(274,378)

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(2,328,109)	(935,915)
Net Change in Net Unrealized Depreciation on Investments	(13,588,248)	(9,024,781)
Net Realized and Unrealized Loss on Investments	(15,916,357)	(9,960,696)

Net Decrease in Net Assets from Operations	$(16,064,942)	$(10,235,074)

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 15

Advisors Capital Funds

Statement of Assets and Liabilities	Tactical Fixed
September 30, 2022	Income
Fund

Assets:
Investment at Fair Value*	$41,088,485
Cash	1,000
Receivable for Fund Shares Sold	47,081
Dividends Receivable	2,287
Total Assets	41,138,853
Liabilities:
Payable for Securities Purchased	292,645
Management Fees Payable	53,249
Distribution Fees Payable	19,921
Total Liabilities	365,815
Net Assets	$40,773,038
Net Assets Consist of:
Paid In Capital	$44,053,590
Total Accumulated Deficit	(3,280,552)
Net Assets	$40,773,038

Net Asset Value, Offering Price and Redemption Price per Share	$8.86

* Investments at Identified Cost	$43,592,263

Shares Outstanding (Unlimited number of shares	4,601,277
authorized without par value)

Statement of Operations
For the fiscal year ended September 30, 2022

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$747,885
Total Investment Income	747,885
Expenses:
Management Fees (Note 4)	356,287
Distribution Fees (Note 5)	54,987
Total Expenses	411,274

Net Investment Income	336,611

Realized and Unrealized Gain (Loss) on Investments:
Capital Gain Distributions from Underlying Funds	29,349
Net Realized Loss on Investments	(1,083,556)
Net Change in Net Unrealized Depreciation on Investments	(2,457,157)
Net Realized and Unrealized Loss on Investments	(3,511,364)

Net Decrease in Net Assets from Operations	$(3,174,753)

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 16

Advisors Capital Funds

Statements of Changes in Net Assets	US Dividend Fund		Small/Mid Cap Fund

	10/1/2021	3/19/2021*	10/1/2021	3/19/2021*
	to	to	to	to
	9/30/2022	9/30/2021	9/30/2022	9/30/2021
From Operations:
Net Investment Loss	$(148,585)	$(20,593)	$(274,378)	$(35,622)
Net Realized Loss on Investments	(2,328,109)	(175,776)	(935,915)	(14,242)
Net Change in Unrealized Depreciation on Investments	(13,588,248)	(378,696)	(9,024,781)	(16,981)
Net Decrease in Net Assets from Operations	(16,064,942)	(575,065)	(10,235,074)	(66,845)
From Distributions to Shareholders:	-	-	-	-
From Capital Share Transactions:
Proceeds From Sale of Shares	75,836,832	25,286,454	39,432,561	13,628,483
Shares Issued on Reinvestment of Dividends	-	-	-	-
Cost of Shares Redeemed	(7,987,654)	(76,592)	(3,031,000)	(76,442)
Net Increase from Shareholder Activity	67,849,178	25,209,862	36,401,561	13,552,041
Net Increase in Net Assets	51,784,236	24,634,797	26,166,487	13,485,196

Net Assets at Beginning of Period	24,634,797	-	13,485,196	-

Net Assets at End of Period	$76,419,033	$24,634,797	$39,651,683	$13,485,196

Share Transactions:
Issued	7,585,434	2,326,975	4,429,035	1,293,480
Reinvested	-	-	-	-
Redeemed	(852,837)	(6,922)	(360,540)	(7,119)
Net Increase in Shares	6,732,597	2,320,053	4,068,495	1,286,361
Shares Outstanding Beginning of Period	2,320,053	-	1,286,361	-
Shares Outstanding End of Period	9,052,650	2,320,053	5,354,856	1,286,361

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 17

Advisors Capital Funds

Statements of Changes in Net Assets	Tactical Fixed Income Fund

	10/1/2021	3/19/2021*
	to	to
	9/30/2022	9/30/2021
From Operations:
Net Investment Income	$336,611	$12,222
Capital Gain Distributions from Underlying Funds	29,349	-
Net Realized Loss on Investments	(1,083,556)	-
Net Change in Unrealized Depreciation on Investments	(2,457,157)	(46,621)
Net Decrease in Net Assets from Operations	(3,174,753)	(34,399)

From Distributions to Shareholders:	(71,400)	-

From Capital Share Transactions:
Proceeds From Sale of Shares	37,101,463	10,579,762
Shares Issued on Reinvestment of Dividends	71,400	-
Cost of Shares Redeemed	(3,559,900)	(139,135)
Net Increase from Shareholder Activity	33,612,963	10,440,627
Net Increase in Net Assets	30,366,810	10,406,228

Net Assets at Beginning of Period	10,406,228	-

Net Assets at End of Period	$40,773,038	$10,406,228

Share Transactions:
Issued	3,956,564	1,037,442
Reinvested	7,090	-
Redeemed	(386,252)	(13,567)
Net Increase in Shares	3,577,402	1,023,875
Shares Outstanding Beginning of Period	1,023,875	-
Shares Outstanding End of Period	4,601,277	1,023,875

* Commencement of Operations. The accompanying notes are an integral part of these financial statements.

2022 Annual Report 18

Advisors Capital US Dividend Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2021	3/19/2021*
	to	to
	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$10.62	$10.00
Net Investment Loss (a)	(0.03)	(0.02)
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(2.15)	0.64
Total from Investment Operations	(2.18)	0.62
Distributions (From Net Investment Income)	-	-
Distributions (From Capital Gains)	-	-
Total Distributions	-	-
Net Asset Value - End of Period	$8.44	$10.62
Total Return (c)	(20.53)%	6.20%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$76,419	$24,635
Ratio of Expenses to Average Net Assets	1.95%	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(0.30)%	(0.39)%	***
Portfolio Turnover Rate	18.84%	19.32%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 19

Advisors Capital Small/Mid Cap Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2021	3/19/2021*
	to	to
	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$10.48	$10.00
Net Investment Loss (a)	(0.10)	(0.08)
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(2.98)	0.56
Total from Investment Operations	(3.08)	0.48
Distributions (From Net Investment Income)	-	-
Distributions (From Capital Gains)	-	-
Total Distributions	-	-
Net Asset Value - End of Period	$7.40	$10.48
Total Return (c)	(29.39)%	4.80%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$39,652	$13,485
Ratio of Expenses to Average Net Assets	1.95%	1.99%	***
Ratio of Net Investment Loss to Average Net Assets	(1.11)%	(1.32)%	***
Portfolio Turnover Rate	14.66%	13.22%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 20

Advisors Capital Tactical Fixed Income Fund

Financial Highlights

Selected data for a share outstanding throughout the period:	10/1/2021	3/19/2021*
	to	to
	9/30/2022	9/30/2021
Net Asset Value - Beginning of Period	$10.16	$10.00
Net Investment Income (a) (e)	0.15	0.03
Net Gain/(Loss) on Investments (Realized and Unrealized) (b)	(1.41)	0.13
Total from Investment Operations	(1.26)	0.16
Distributions (From Net Investment Income)	-	-
Distributions (From Capital Gains)	(0.04)	-
Total Distributions	(0.04)	-
Net Asset Value - End of Period	$8.86	$10.16
Total Return (c)	(12.41)%	1.60%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$40,773	$10,406
Ratio of Expenses to Average Net Assets (d)	1.95%	1.99%	***
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.60%	0.54%	***
Portfolio Turnover Rate	80.56%	0.00%	**

* Commencement of Operations.
** Not Annualized.
*** Annualized.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to recon-
cile the change in net asset value for the period, and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and distributions, if any.
(d) These ratios exclude the impact of expenses of the underlying investment security holdings listed in the
Schedule of Investments.
(e) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment security holdings listed on the Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

2022 Annual Report 21

NOTES TO FINANCIAL STATEMENTS ADVISORS CAPITAL FUNDS SEPTEMBER 30, 2022

1.) ORGANIZATION
The Advisors Capital Funds (the “Funds”) are series of Neiman Funds (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 3, 2003, that offers shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. Advisors Capital US Dividend Fund (“US Dividend Fund”), Advisors Capital Small/Mid Cap Fund (“Small/Mid Cap Fund”), and Advisors Capital Tactical Fixed Income Fund (“Tactical Fixed Income Fund”) (each a “Fund” and collectively the “Funds”) were each organized as a diversified series of the Trust, on February 1, 2021, and commenced operations on March 19, 2021. The investment advisor to the Funds is AC Funds, LLC (the “Advisor”). The sub-advisor to the Funds is Advisors Capital Management, LLC (the “Sub-Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the fiscal year ended September 30, 2022, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of any Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income, if any, is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Long-term capital gain distributions are recorded as capital gain distributions from investment companies, and short-term capital gain distributions are recorded as dividend income. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these

2022 Annual Report 22

Notes to Financial Statements - continued

distributions to exceed the REITs’ taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Fund based on each Fund’s relative net assets or by another appropriate method.

3.) SECURITIES VALUATIONS
The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, ETFs and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices accurately reflect the fair value of such securities. Securities that are traded on an exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price an equity security is generally valued at the last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. If market prices are not available or, in the opinion of Fund management including as informed by the Adviser's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Fund through the Adviser may value the Fund's assets at their fair value according to policies approved by the Fund's Board of Trustees (the “Trustees” or the “Board”). Such securities are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

The following tables summarize the inputs used to value each Fund’s assets measured at fair value as of September 30, 2022:

US Dividend Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$73,211,444	$ -	$ -	$73,211,444
Real Estate Investment Trusts	2,392,019	-	-	2,392,019
Money Market Funds	1,050,645	-	-	1,050,645
Total	$76,654,108	$ -	$ -	$76,654,108

2022 Annual Report 23

Notes to Financial Statements - continued

Small/Mid Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$38,614,322	$ -	$ -	$38,614,322
Money Market Funds	1,322,825	-	-	1,322,825
Total	$39,937,147	$ -	$ -	$39,937,147

Tactical Fixed Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$40,147,363	$ -	$ -	$40,147,363
Money Market Funds	941,122	-	-	941,122
Total	$41,088,485	$ -	$ -	$41,088,485

The Funds did not hold any level 3 assets during the fiscal year ended September 30, 2022.

The Funds did not invest in derivative instruments during the fiscal year ended September 30, 2022.

4.) INVESTMENT ADVISORY AGREEMENT
The Funds have entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Advisor, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of each Fund. The investment advisor also pays all operating expenses of the Funds, with the exception of Rule 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any), taxes and extraordinary expenses. The Advisor receives a per-Fund fee equal to an annual fee of 1.69% of each Fund's average daily net assets. The Sub-Adviser of the Funds has responsibility for providing investment ideas and recommendations for the assets of the Funds, subject to the supervision of the Advisor. As full compensation for all services rendered, including investment ideas and recommendations for the assets of the Funds, the Advisor pays the Sub-Adviser a sub-advisor fee.

For the fiscal year ended September 30, 2022, the Advisor earned management fees in the amounts of $845,489, $416,910, and $356,287 for the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively. At September 30, 2022, $107,724, $54,472 and $53,249 was due to the Advisor from US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows each Fund to pay distribution and other fees (“Rule 12b-1 Fees”) for the sale and distribution of the Fund’s shares and for services provided to shareholders by the Distributor or other service providers. The Plan permits the Funds to pay the Rule 12b-1 Fees as compensation for services and expenses in connection with the distribution each Fund’s shares. The Distributor must authorize all payments made under the plan and may pay any or all amounts received under the Plan to other persons for any distribution, promotional or shareholder support services. Up to 0.25% of the Rule 12b-1 Fee may be characterized as a shareholder servicing fee. Beginning January 28, 2022, each Fund pays an annual Rule 12b-1 Fee equal to 0.25% of its average daily net assets. Prior to January 28, 2022, each Fund paid an annual Rule 12b-1 Fee equal to 0.30% of its average daily net assets. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

During the fiscal year ended September 30, 2022, there was $130,993, $64,703, and $54,987 of 12b-1 fees incurred by the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively. As of September 30, 2022, the Funds had an accrued liability of $66,897, $21,210, and $19,921 for the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively, which represents 12b-1 fees accrued and available for payment for qualified expenses under the Plan.

6.) RELATED PARTY TRANSACTIONS
Neiman Funds Management LLC (“Neiman”), acts as Administrative Service Consultant to the Trust and monitors the performance of the Funds’ outside service providers (other than the Sub-Advisor which is monitored by the Advisor), assist in the review of regulatory filings, financial statement preparation, and board meeting materials pursuant to a supervisory agreement. For its services Neiman Funds Management LLC receives a monthly fee from the Advisor equal to an annual rate of 0.05% of each Fund’s assets under $100 million, 0.03% of the next $100 million of each Fund’s average daily net assets, and 0.02% of the average daily net assets of each Fund thereafter (subject to a minimum monthly fee of $1,000 for each Fund).

In addition, Daniel Neiman of Neiman serves as an officer, including the Chief Compliance Officer, of the Trust. Mr. Neiman is compensated by the Advisor for serving as the Chief Compliance Officer for the Funds.

The Trustees who are not interested persons of the Funds were paid a total of $6,750, in Trustees fees for the fiscal year ended September 30, 2022, for the Trust. Under the Management Agreement, the Advisor pays these fees.

2022 Annual Report 24

Notes to Financial Statements - continued

7.) INVESTMENTS
For the fiscal year ended September 30, 2022, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	US Dividend	Small/Mid	Tactical Fixed
	Fund	Cap Fund	Income Fund
Purchases	$76,579,202	$39,089,082	$50,381,901
Sales	$9,188,141	$3,568,368	$16,955,905

There were no purchases or sales of U.S. Government obligations.

8.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the fund, under section 2(a)(9) of the Investment Company Act of 1940, as amended. As of September 30, 2022, National Financial Services, LLC (“NFS”), located in New York, New York, and Pershing, LLC, located in Jersey City, New Jersey, each held for the benefit of its customers, accounts in excess of 25% of the voting shares of each fund noted below. The Funds do not know whether any underlying accounts of NFS or Pershing, LLC, owned or controlled 25% or more of the voting securities of each Fund.

	Pershing, LLC	NFS
US Dividend Fund	41.45%	27.40%
Small/Mid Cap Fund	36.73%	27.50%
Tactical Fixed Income Fund	45.35%	26.11%

9.) TAX MATTERS
For federal income tax purposes, at September 30, 2022, the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	US Dividend	Small/Mid	Tactical Fixed
	Fund	Cap Fund	Income Fund
Cost of Investments	$90,856,935	$49,104,450	$43,700,670

Gross Unrealized Appreciation	$566,105	$811,669	$2,137
Gross Unrealized Depreciation	(14,768,932)	(9,978,972)	(2,614,322)
Net Unrealized Depreciation
on Investments	$(14,202,827)	$(9,167,303)	$(2,612,185)

The tax character of distributions was as follows:

US Dividend Fund:
	Fiscal Year ended		March 19, 2021 through
	September 30, 2022		September 30, 2021
Ordinary Income:	$ –		$ –
Long-term Capital Gain:		–	–
	$ –		$ –

Small/Mid Cap Fund:
	Fiscal Year ended		March 19, 2021 through
	September 30, 2022		September 30, 2021
Ordinary Income:	$ –		$ –
Long-term Capital Gain:		–	–
	$ –		$ –

Tactical Fixed Income Fund:
	Fiscal Year ended		March 19, 2021 through
	September 30, 2022		September 30, 2021
Ordinary Income:	$71,400		$ –
Long-term Capital Gain:		–	–
	$71,400		$ –

As of September 30, 2022, the components of distributable earnings on a tax basis were as follows:

	US Dividend Fund	Small/Mid Cap Fund
Other Accumulated Losses	$ (2,160,985)	$ (1,043,065)
Short-Term Capital Loss Carryforward	(210,901)	(4,052)
Unrealized Depreciation - Net	(14,202,827)	(9,167,303)
	$(16,574,713)	$(10,214,420)

2022 Annual Report 25

Notes to Financial Statements - continued

Tactical Fixed Income Fund
Undistributed Ordinary Income	$ 277,433
Other Accumulated Losses	(906,137)
Short-Term Capital Loss Carryforward	(39,663)
Unrealized Depreciation - Net	(2,612,185)
$ (3,280,552)

As of September 30, 2022, other accumulated losses included deferred late-year ordinary losses of $103,884 and $222,501 for the US Dividend Fund and Small/Mid Cap Fund, respectively, and deferred post-October capital losses of $2,057,101, $820,564 and $906,137 for the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund, respectively. All available capital loss carryforwards may be used against future capital gains.

As of September 30, 2022, the primary differences between book and tax basis unrealized appreciation (depreciation) were attributable to the tax deferral of losses on wash sales.

As of September 30, 2022, the Funds recorded reclassifications to increase (decrease) capital accounts as noted below. Each adjustment was primarily related to the reclassification of net operating losses.

US Dividend Fund
Paid-in Capital	$(65,294)
Accumulated Deficit	$65,294

Small/Mid Cap Fund
Paid-in Capital	$(87,499)
Accumulated Deficit	$87,499

10.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of September 30, 2022, US Dividend Fund had 26.12% of the value of its net assets invested in stocks within the Information Technology sector.

11.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on each Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

12.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2022 Annual Report 26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Advisors Capital Funds and
Board of Trustees of Neiman Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Advisors Capital US Dividend Fund, Advisors Capital Small/Mid Cap Fund and Advisors Capital Tactical Fixed Income Fund (the “Funds”), each a series of Neiman Funds, as of September 30, 2022, the related statements of operations for the year then ended, the statement of changes in net assets, the related notes, and the financial highlights for each of the two periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of their operations for the year then ended, the changes in net assets, and the financial highlights for each of the two periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2020.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 22, 2022

2022 Annual Report 27

DISCLOSURE OF EXPENSES (Unaudited)

The ongoing costs to shareholders associated with the US Dividend Fund, Small/Mid Cap Fund and Tactical Fixed Income Fund consist solely of management fees and distribution and/or service (12b-1) fees. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. Additionally, your account will be indirectly subject to the expenses of any underlying funds. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on April 1, 2022, and held through September 30, 2022.

The first line of each table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees, or the expenses of any underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

US DIVIDEND FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022

Actual	$1,000.00	$800.76	$ 8.76

Hypothetical	$1,000.00	$1,015.34	$9.80
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

SMALL/MID CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022

Actual	$1,000.00	$802.60	$8.77

Hypothetical	$1,000.00	$1,015.34	$9.80
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2022 Annual Report 28

Disclosure of Expenses (Unaudited) - continued

TACTICAL FIXED INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	April 1, 2022 to
	April 1, 2022	September 30, 2022	September 30, 2022

Actual	$1,000.00	$925.81	$9.37

Hypothetical	$1,000.00	$1,015.34	$9.80
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.94%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

2022 Annual Report 29

ADDITIONAL INFORMATION September 30, 2022 (Unaudited)

1.) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

2.) PROXY VOTING GUIDELINES
Advisors Capital Management, LLC, the Funds’ Sub-Advisor, is responsible for exercising the voting rights associated with the securities held by the Funds. A description of the policies and procedures used by the Sub-Advisor in fulfilling this responsibility is available without charge on the Funds’ website at www.advisorscapitalfunds.com. It is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Form N-PX provides information regarding how the Fund voted proxies with regards to portfolio securities held during the most recent 12-month period ended June 30th and is available without charge, upon request, by calling 1-888-247-3841. This information is also available on the SEC’s website at http://www.sec.gov.

3.) LIQUIDITY RISK MANAGEMENT PROGRAM
During the fiscal year ended September 30, 2022, the Board reviewed the Funds’ liquidity risk management program, adopted pursuant to Rule 22e-4 under the Investment Company Act. The program is overseen by the Adviser, who has delegated certain responsibilities for managing the program to a liquidity program administrator (the “LPA”). The LPA reported that it had assessed, managed and reviewed the program for the Funds taking into consideration several factors including the liquidity of each Fund’s portfolio investments and the market, trading or investment specific considerations that may reasonably affect a security’s classification as a liquid investment. The LPA certified that the program was adequate, effectively implemented and needed no changes at that time.

4.) ADDITIONAL INFORMATION
You will find more information about the Funds at www.advisorscapitalfunds.com. For shareholder inquiries, please call toll-free in the U.S. at 1-888-247-3841

2022 Annual Report 30

TRUSTEES AND OFFICERS - Unaudited

     The Board of Trustees supervises the business activities of the Trust. The names of the Trustees and executive officers of the Trust are shown below. Each Trustee serves until the Trustee sooner dies, resigns, retires or is removed. Officers hold office for one year and until their respective successors are chosen and qualified. The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge upon request, by calling 1-888-247-3841. The Trustees and Officers of the Trust and their principal business activities during the past five years are:

Interested Trustees and Officers

Name,	Position	Length of	Principal	Number of	Other
Address(1),	with the	Time Served	Occupation(s)	Portfolios	Directorships
and Age	Trust		During	Overseen by	Held by
			Past 5 Years	Trustee	Trustee

Michael Lomas(2),	Trustee	Since 2009	Peak Brokerage Services, LLC,	4	None
Year of Birth: 1974			Division Manager and Registered
Representative (2015-current);
NEXT Financial Group, Division
Manager and Registered
Representative (2000-2015);
Financials Guys LLC, Co-
owner/Co-founder (2000-Present);
Independent Solutions Wealth
Management, LLC, President
(2007-Present). Neiman Funds
Management LLC, Business
Development (2009-Present).

Daniel Neiman(2),	President,	Since 2003	Neiman Funds Management LLC,	N/A	N/A
Year of Birth: 1977	Treasurer,	(Chief	Portfolio Manager (2009-Present).
	Secretary	Compliance	Independent Solutions Wealth
	and Chief	Officer Since	Management, LLC, Chief
	Compliance	2004; and	Investment Officer (2015-Present)
	Officer	President	Chief Financial Officer (2012-
		Since 2019)	Present).

(1)The address of each trustee and officer is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.
(2)Michael Lomas, and Daniel Neiman are considered to be “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their affiliation with the Adviser.

Independent Trustees

			Principal	Number of	Other
Name,	Position	Length of	Occupation(s)	Portfolios	Directorships
Address(3),	with the	Time Served	During	Overseen by	Held by
and Age	Trust		Past 5 Years	Trustee	Trustee

Darla Clark,	Independent	Since 2003	Retired. Bank Officer, Senior Vice	4	None
Year of Birth: 1950	Trustee		President of Regents Bank (2001-
2021).

Suzanne Cowan Dimeff,	Independent	Since 2003	Attorney at Dimeff Law Offices,	4	None
Year of Birth: 1953	Trustee		Tax & Estate Planning Attorney
(2000- Present).

(3)The address of each trustee is c/o Neiman Funds, 305 Spindrift Drive, Williamsville, NY, 14221.

2022 Annual Report 31

Board of Trustees
Darla Clark
Suzanne Cowan Dimeff
Michael Lomas

Custodian
U.S. Bank, NA

Distributor
Arbor Court Capital, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Investment Advisor
AC Funds LLC

Sub-Advisor
Advisors Capital Management, LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

This report is provided for the general information of the shareholders of the Advisors
Capital Funds. This report is not intended for distribution to prospective investors in the
Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that George Cossolias is an audit committee finical expert. Mr. Cossolias is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a-d) The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$39,000	$39,000
Audit-Related Fees	$0	$0
Tax Fees	$9,000	$9,000
All Other Fees	$1,000	$800

Nature of Tax Fees: preparation of Excise Tax Statement, 1120 RIC, and review of year end dividend calculation.
Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, for the last two years.

Non-Audit Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	$10,000	$9,800
Registrant’s Investment Adviser	$0	$0

(h) The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/Daniel Neiman Daniel Neiman President

Date: 12/2/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Daniel Neiman Daniel Neiman President

Date: 12/2/2022

By: /s/Daniel Neiman Daniel Neiman Chief Financial Officer

Date: 12/2/2022